Initial Public Offering	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Initial Public Offering
Initial Public Offering
On August 14, 2013, the Company completed its Initial Public Offering ("IPO") of 7,000,000 shares of common stock at a price of $14.00 per share. A total of 4,411,765 shares were offered by the Company and a total of 2,588,235 shares were sold by Gores Building Holdings, LLC and other selling stockholders of the Company. In connection with the IPO, the underwriters exercised in full their option to purchase an additional 1,050,000 shares of common stock from certain selling stockholders. As a result, the total IPO size was 8,050,000 shares. The Company received net proceeds of $55,225 after deducting underwriting discounts of $4,324 and other expenses directly associated with the IPO of $2,216, including legal, accounting, printing and roadshow expenses. The underwriting discounts and other expenses directly associated with the IPO have been recorded in additional paid-in-capital as a reduction of the IPO proceeds on the condensed consolidated balance sheets as of December 31, 2013. The Company used $46,225 of the net proceeds to pay down outstanding balances under its revolving line of credit and $9,000 was paid to The Gores Group, LLC ("Gores") to terminate our management services agreement with Gores.
Upon the closing of the IPO, all outstanding shares of the Company’s Class A Common stock and Class B Common stock were reclassified and converted into an equal number of shares of a single class of common stock, all outstanding options to purchase Class B Common stock held by certain members of management were reclassified and converted into options to purchase an equal number of shares of common stock and all outstanding Class A Junior Preferred stock, Class B Senior Preferred stock and Class C Convertible Preferred stock were reclassified and converted into an aggregate of 7,191,891 shares of the Company’s common stock.
As a result of the IPO, the Company expensed certain costs associated with the offering that were not directly attributable to the securities offered. The following table summarizes these costs for the year ended December 31, 2013:

Year ended December 31, 2013
Management services agreement termination fee paid to Gores	$9,000
Other IPO transaction-related costs	1,008
$10,008